Share-Based Compensation - Summary of Estimated Fair Value of Share Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Life of options (years	10 years	10 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate of interest	3.20%	3.29%
Volatility	28.00%	28.00%
Exercise multiples	2.8	2.8
Fair value of underlying ordinary shares	$ 0.98	$ 0.55
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate of interest	1.47%	2.51%
Volatility	27.00%	26.00%
Exercise multiples	2.2	2.2
Fair value of underlying ordinary shares	$ 0.14	$ 0.17